Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 53,770	$ 54,460	$ 47,667
Amount acquired through acquisitions			896
Bad debt expense	30,393	34,810	31,192
Uncollectible accounts written off, net of recoveries	(34,743)	(35,500)	(25,295)
Ending balance	$ 49,420	$ 53,770	$ 54,460